Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Hybrid Securities [Line Items]
Hybrid securities	$ 142.9	$ 219.5
Fixed maturities | State and local government obligations
Hybrid Securities [Line Items]
Hybrid securities	6.1	0.0
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	99.8	40.1
Fixed maturities | Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	0.0	170.5
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	6.7	8.9
Fixed maturities | Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 30.3	$ 0.0